Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share: To be issued under the 2022 Omnibus Equity Incentive Plan, as amended
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	0.51
Maximum Aggregate Offering Price	$ 2,805,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 387.37
Offering Note	Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of shares of common stock, $0.0001 par value per share ("Common Stock"), of Track Group, Inc. (the "Registrant") that may be offered or issued by reason of stock splits, stock dividends or similar transactions. Represents 5,500,000 additional shares of Common Stock reserved for future issuance under the Track Group, Inc. 2022 Omnibus Equity Incentive Plan, as amended (the "2022 Plan"). The Company previously registered an aggregate of 500,000 shares of Common Stock issuable under the 2022 Plan on the Registration Statement on Form S-8 filed with the Securities and Exchange Commission on May 18, 2022 (File No. 333-265025). Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's common stock as reported on the OTCQB Venture Market on August 18, 2026.